Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of accounts receivable

	Notes	June 30, 2024	December 31, 2023
Receivables from contracts with customers
Third parties
Iron Solutions		1,550	3,406
Energy Transition Metals		663	743
Other		8	3
Related parties	29(b)	156	89
Accounts receivable		2,377	4,241
Expected credit loss		(45)	(44)
Accounts receivable, net		2,332	4,197

Schedule of final settlement of provisionally priced accounts receivables

	June 30, 2024
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	20,093	107	+/- 10%	+/- 214
Copper	64	8,986	+/- 10%	+/- 57